Financial Liabilities - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Liabilities
Non-current obligations	€ 2,588,030	€ 1,000,000
Senior secured debt	3,285,086	4,771,285
Other loans	216,686	239,686
Finance lease liabilities		9,537
Other non-current financial liabilities	59,981	78,955
Non-current lease liabilities (note 9)	696,285
Total non-current financial liabilities	6,846,068	6,099,463
Current obligations	89,172	102,978
Senior secured debt	1,803	129,955
Other loans	184,164	24,839
Finance lease liabilities		3,348
Other current financial liabilities	41,768	16,262
Current lease liabilities (note 9)	44,405
Total current financial liabilities	€ 361,312	€ 277,382